Acquisitions (Tables)	3 Months Ended
Mar. 31, 2017
Acquisitions Tables
Purchase price consideration
Issuance of shares	$2,666,666
Debt	1,333,334
Cash paid	750,000
$4,750,000

Acquired assets and assumed liabilities
Net tangible assets acquired:
Technology development	$1,400,000
Customer contracts	10,000
Non-compete agreements	100,000
Tangible assets acquired	1,510,000
Goodwill	3,240,000
Total purchase price	4,750,000
Less: Issuance of shares	2,666,666
Less: Debt issued	1,333,334

Cash paid	$750,000

Supplemental pro forma information
	Three-Months Ended March 31,
	2017	2016
Pro forma revenue	$45,415	$30,951
Pro forma net loss	$(1,028,084)	$(459,834)